Future Minimum Lease Payment Receivable (Detail) (Predecessor [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Predecessor [Member]
Schedule Of Operating Leases Future Minimum Payments Receivable [Line Items]
2013	$ 135.2
2014	106.5
2015	70.7
2016	49.6
2017	$ 34.1